Schedule of Inventory, Current (Details) - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Inventory Schedule Of Inventory, Current 1		$ 362,226
Inventory Schedule Of Inventory, Current 2		528,461
Inventory Schedule Of Inventory, Current 3		75,585
Inventory Schedule Of Inventory, Current 4		362,226
Inventory Schedule Of Inventory, Current 5		604,046
Inventory Schedule Of Inventory, Current 6		(179,000)
Inventory Schedule Of Inventory, Current 7		0
Inventory Schedule Of Inventory, Current 8		183,226
Inventory Schedule Of Inventory, Current 9		$ 604,046
Inventory Schedule Of Inventory, Current 1	$ 588,444
Inventory Schedule Of Inventory, Current 2	362,226
Inventory Schedule Of Inventory, Current 3	(148,000)
Inventory Schedule Of Inventory, Current 4	(179,000)
Inventory Schedule Of Inventory, Current 5	440,444
Inventory Schedule Of Inventory, Current 6	$ 183,226